Segment Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Segment Information [Abstract]
Schedule of Reportable Segments and Corporate

The following tables present certain financial information related to our reportable segments and Corporate:

	As of June 30, 2025
	Vocal	OG Collection	Air Mobility	Corporate	Total

Accounts receivable,Net	$43,125	$-	$11,099	$-	$54,224
Prepaid expenses and other current assets	-	-	27,992	23,875	51,867
Deposits and other assets	-	-	11,651	-	11,651
Intangible assets	-	-	-	7,683,050	7,683,050
Goodwill	-	-	-	8,073,026	8,073,026
All other assets	6,835	236	442,739	2,278,147	2,727,957
Total Assets	$49,960	$236	$493,481	$18,058,098	$18,601,775

Accounts payable and accrued liabilities	$523,474	$24,044	$719,001	$7,620,750	$8,887,269
Note payable, net of debt discount and issuance costs	89,179	-	473,983	956,917	1,520,079
Deferred revenue	117,693	-	310,294	-	427,987
All other Liabilities	-	-	140,035	1,224,673	1,364,708
Total Liabilities	$730,346	$24,044	$1,643,313	$9,802,340	$12,200,043
	As of December 31, 2024
	Vocal	OG Collection	Air Mobility	Corporate	Total

Accounts receivable,Net	$-	$-	$-	$2,000	$2,000
Prepaid expenses and other current assets	-	-	-	-	-
Deposits and other assets	-	-	-	83,617	83,617
Intangible assets	-	-	-	103,550	103,550
Goodwill	-	-	-	5,415	5,415
All other assets	5,153	1,319	-	2,061,296	2,067,768
Total Assets	$5,153	$1,319	$-	$2,255,878	$2,262,350

Accounts payable and accrued liabilities	$507,374	$17,447	$-	$7,925,983	$8,450,804
Note payable, net of debt discount and issuance costs	88,695	-	-	859,304	947,999
Deferred revenue	146,950	-	-	-	146,950
All other Liabilities	-	-	-	3,014,916	3,014,916
Total Liabilities	$743,019	$17,447	$-	$11,800,203	$12,560,669

Schedule of Financial Information Related to Our Reportable Segments and Corporate

	For the six month ended June, 30 2025
	Vocal	OG Collection	Air Mobility	Corporate	Total

Net revenue	$434,680	$29,249	$806,713	$24,900	$1,295,542
Cost of revenue	79,050	8,693	509,102	-	596,845
Gross margin	355,630	20,556	297,611	24,900	698,697

Marketing	63,799	43,533	22,986	-	130,318
Compensation	197,025	125,000	403,153	500,576	1,225,754
Stock based compensation	-	-	-	3,310,183	3,310,183
General and administrative	162,302	21,664	393,472	672,592	1,250,030
Total operating expenses	423,126	190,197	819,611	4,483,351	5,916,285

Interest expense	(6,171)	-	-	(121,946)	(128,117)
All other expenses	(5,497)	-	240,567	1,598,479	1,833,549
Other expenses, net	(11,668)	-	240,567	1,476,533	1,705,432
Loss before income tax provision and equity in net loss from unconsolidated investments	$(79,164)	$(169,641)	$(281,433)	$(2,981,918)	$(3,512,156)
	For the six month ended June, 30 2024
	Vocal	OG Collection	Air Mobility	Corporate	Total

Net revenue	$807,009	$-	$-	$-	$807,009
Cost of revenue	(12,625)	-	-	-	(12,625)
Gross margin	819,634	-	-	-	819,634

Research and development	108,861	-	-	-	108,861
Marketing	116,630	-	-	152	116,782
Compensation	-	-	-	1,093,360	1,093,360
Stock based compensation	-	-	-	2,878,525	2,878,525
General and administrative	150,085	6,871	-	1,106,702	1,263,658
Total operating expenses	375,576	6,871	-	5,078,739	5,461,186

Interest expense	(12,193)	-	-	(249,302)	(261,495)
All other expenses	(14,839)	5,000	-	(4,846,442)	(4,856,281)
Other expenses, net	(27,032)	5,000	-	(5,095,744)	(5,117,776)
Loss before income tax provision and equity in net loss from unconsolidated investments	$417,026	$(1,871)	$-	$(10,174,483)	$(9,759,328)

Additionally, the CODM measures income generated from the Company’s assets by focusing on net income as a key performance indicator. This metric is used to assess the return on assets and supports strategic decision-making.

	December 31, 2024	December 31, 2023

Net revenue	$1,498,874	$1,916,453

Reconciliation of Revenue
Less: Cost of good sold	(63,144)	(808,315)
Segment gross margin	1,435,730	1,108,138

Less:
Compensation	1,941,672	3,099,285
Marketing	274,039	362,013
Other segment items	11,557,240	24,406,028
Segment net loss from operations	(12,337,221)	(27,235,778)

Reconciliation of loss:
Other income (expense), net	7,667,210	(11,758,750)
Loss before income taxes	(4,670,011)	(38,994,528)

(1)	Other segment items comprising segment net loss include research and development, stock related expenses, and certain general and administrative expenses